INVESTMENTS (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2023 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments				$ 326				$ 249
Investment write off			$ 0	131	$ 0
Realized Investment Gain (Loss)			$ 707	0	$ 186
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description						less than 1%
Investments											$ 50
Percentage of investment sold					25.00%
Investment sold					$ 200
Realized Investment Gain (Loss)					186
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments										$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description		less than 1%
Investments		$ 50
Percentage of investment sold	85.00%
Investment sold	$ 758
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments								38
Committed to invest								100
Justt Fintech Ltd (previously Acrocharge Ltd) [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description			less than 1%
Investments					50
Nilus OS Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description			less than 1%
Investments									$ 25
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares						$ 22
Price paid for debt						$ 1,728
Ownership interest						22.60%
Investments						$ 1,750
Receivables stated value						4,146
Allowance for credit losses						$ 2,418
Estimated loss on investment			$ 0	0	$ 975
Guaranteed to repurchase full investment								1,750
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest												50.00%
Investment sold							€ 25	27
Investment write off				131
Manuka, Inc. (Previously Artemis Therapeutics, Inc.)
Investments in and Advances to Affiliates [Line Items]
Market value				$ 146				$ 9
Ownership interest description			less than 1%